FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Assets And Liabilities
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

NOTE 38

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, The measurement of fair value assumes the sale transaction of an asset or the transference of the liability happens within the main asset or liability market, or the most advantageous market for the asset or liability.

For financial instruments with no available market prices, fair values have been estimated by using recent transactions in analogous instruments, and in the absence thereof, the present values or other valuation techniques based on mathematical valuation models sufficiently accepted by the international financial community, In the use of these models, consideration is given to the specific particularities of the asset or liability to be valued, and especially to the different kinds of risks associated with the asset or liability.

These techniques are significantly influenced by the assumptions used, including the discount rate, the estimates of future cash flows and prepayment expectations, Hence, the fair value estimated for an asset or liability may not coincide exactly with the price at which that asset or liability could be delivered or settled on the date of its valuation, and may not be justified in comparison with independent markets.

Except as detailed in the following table, management considers that the carrying amounts of financial assets and financial liabilities recognised in the consolidated financial statements approximate their fair values.

Determination of fair value of financial instruments

Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2018 and 2017:

	As of December 31,
	2018		2017
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investment	-	-	485,736	485,736
Loans and account receivable from customers and interbank loans, net	-	-	26,934,757	28,518,929
Available for sale investment	-	-	2,574,546	2,574,546
Financial derivative contracts	3,100,635	3,100,635	2,238,647	2,238,647
Financial assets held for trading	77,041	77,041	-	-
Loans and accounts receivable at amortised cost, net	29,331,001	30,575,611	-	-
Loans and accounts receivable at fvoci, net	68,588	68,588	-	-
Debt instrument at FVOCI	2,394,323	2,394,323	-	-
Guarantee deposits (margin accounts)	170,232	170,232	323,767	323,767

Liabilities
Deposits and interbank borrowings	23,597,863	23,770,106	21,380,468	20,887,959
Financial derivative contracts	2,517,728	2,517,728	2,139,488	2,139,488
Issued debt instruments and other financial liabilities	8,330,633	8,605,135	7,335,683	7,487,591
Guarantees received (margin accounts)	371,512	371,512	408,313	408,313

The fair value approximates the carrying amount of the following line items due to their short-term nature: cash and deposits-banks, cash items in process of collection and investments under resale or repurchase agreements.

In addition, the fair value estimates presented above do not attempt to estimate the value of the Bank’s profits generated by its business activity, nor its future activities, and accordingly, they do not represent the Bank’s value as a going concern. Below is a detail of the methods used to estimate the financial instruments’ fair value.

a)	Financial assets held for trading and Debt instruments at FVOCI / Trading investment and available for sale instruments

The estimated fair value of these financial instruments was established using market values or estimates from an available dealer, or quoted market prices of similar financial instruments. Investments are evaluated at recorded value since they are considered as having a fair value not significantly different from their recorded value. To estimate the fair value of debt investments or representative values in these lines of businesses, we take into consideration additional variables and elements, as long as they apply, including the estimate of prepayment rates and credit risk of issuers.

b)	Loans and accounts receivable at amortised cost / Loans and account receivable from customers and interbank loans

Fair value of commercial, mortgage and consumer loans and credit cards is measured through a discounted cash flow (DCF) analysis, To do so, we use current market interest rates considering product, term, amount and similar loan quality, Fair value of loans with 90 days or more of delinquency are measured by means of the market value of the associated guarantee, minus the rate and term of expected payment, For variable rate loans whose interest rates change frequently (monthly or quarterly) and that are not subjected to any significant credit risk change, the estimated fair value is based on their book value.

c)	Deposits

Disclosed fair value of deposits that do not bear interest and saving accounts is the amount payable at the reporting date and, therefore, equals the recorded amount, Fair value of time deposits is calculated through a discounted cash flow calculation that applies current interest rates from a monthly calendar of scheduled maturities in the market.

d)	Short and long term issued debt instruments

The fair value of these financial instruments is calculated by using a discounted cash flow analysis based on the current incremental lending rates for similar types of loans having similar maturities.

e)	Financial derivative contracts

The estimated fair value of financial derivative contracts is calculated using the prices quoted on the market for financial instruments having similar characteristics.

The fair value of interest rate swaps represents the estimated amount that the Bank determines as exit price in accordance with IFRS 13.

If there are no quoted prices from the market (either direct or indirect) for any derivative instrument, the respective fair value estimates have been calculated by using models and valuation techniques such as Black-Scholes, Hull, and Monte Carlo simulations, taking into consideration the relevant inputs/outputs such as volatility of options, observable correlations between underlying assets, counterparty credit risk, implicit price volatility, the velocity with which the volatility reverts to its average value, and the straight-line relationship (correlation) between the value of a market variable and its volatility, among others.

Measurement of fair value and hierarchy

IFRS 13 - Fair Value Measurement, provides a hierarchy of reasonable values which separates the inputs and/or valuation technique assumptions used to measure the fair value of financial instruments, The hierarchy reflects the significance of the inputs used in making the measurement, The three levels of the hierarchy of fair values are the following:

● Level 1: the inputs are quoted prices (unadjusted) on active markets for identical assets and liabilities that the Bank can access on the measurement date

● Level 2: inputs other than the quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

● Level 3: inputs are unobservable inputs for the asset or liability i,e, they are not based on observable market data

The hierarchy level within which the fair value measurement is categorized in its entirety is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

The best evidence of a financial instrument’s fair value at the initial time is the transaction price.

In cases where quoted market prices cannot be observed, Management makes its best estimate of the price that the market would set using its own internal models which in most cases use data based on observable market parameters as a significant input (Level 2) and, in very specific cases, significant inputs not observable in market data (Level 3), Various techniques are employed to make these estimates, including the extrapolation of observable market data.

Financial instruments at fair value and determined by quotations published in active markets (Level 1) include:

-	Chilean Government and Department of Treasury bonds
-	U.S. Treasury Bonds

Instruments which cannot be 100% observable in the market are valued according to other inputs observable in the market (Level 2).

The following financial instruments are classified under Level 2:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Mortgage and private bonds	Present Value of Cash Flows Model

Internal Rates of Return (“IRRs”) are provided by RiskAmerica, according to the following criterion:

If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given nemotechnic, the reported rate is the weighted average amount of the observed rates,

In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on historical spread for the same item or similar ones,

● Time deposits	Present Value of Cash Flows Model

IRRs are provided by RiskAmerica, according to the following criterion:

If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given mnemonic, the reported rate is the weighted average amount of the observed rates,

In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on issuer curves,

● Constant Maturity Swaps (CMS), FX and Inflation Forward (Fwd) , Cross Currency Swaps (CCS), Interest Rate Swap (IRS)	Present Value of Cash Flows Model

IRRs are provided by ICAP, GFI, Tradition, and Bloomberg according to this criterion:

With published market prices, a valuation curve is created by the bootstrapping method and is then used to value different derivative instruments,

● FX Options	Black-Scholes

Formula adjusted by the volatility simile (implicit volatility), Prices (volatility) are provided by BGC Partners, according to this criterion:

With published market prices, a volatility parameter is created by interpolation and then these volatilities are used to value options,

In limited occasions significant inputs not observable in market data are used (Level 3), To carry out this estimate, several techniques are used, including extrapolation of observable market data or a mix of observable data.

The following financial instruments are classified under Level 3:

Type of financial instrument	Model used in valuation	Description of no observable inputs
● Caps/ Floors/ Swaptions	Black Normal Model for Cap/Floors and Swaptions	There is no observable input of implicit volatility,
● UF options	Black – Scholes	There is no observable input of implicit volatility,
● Cross currency swap with window	Hull-White	Hybrid HW model for rates and Brownian motion for FX There is no observable input of implicit volatility,
● CCS (special contracts)	Implicit Forward Rate Agreement (FRA)	Start Fwd unsupported by MUREX (platform) due to the UF forward estimate,
● Cross currency swap, Interest rate swap, Call money swap in Tasa Activa Bancaria (Active Bank Rate) TAB,	Present Value of Cash Flows Model	Validation obtained by using the interest curve and interpolating flow maturities, but TAB is not a directly observable variable and is not correlated to any market input,
● Bonds (in our case, low liquidity bonds)	Present Value of Cash Flows Model	Valued by using similar instrument prices plus a charge-off rate by liquidity,

The Bank does not believe that any change in unobservable inputs with respect to level 3 instruments would result in a significantly different fair value measurement.

The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Financial assets held for trading	77,041	71,158	5,883	-
Debt instruments at FVOCI	2,394,323	2,368,768	24,920	635
Derivatives	3,100,635	-	3,089,077	11,558
Guarantee deposits (margin accounts)	170,232	-	170,232	-
Total	5,742,231	2,439,926	3,290,112	12,193

Liabilities
Derivatives	2,517,728	-	2,516,933	795
Guarantees received (margin accounts)	371,512	-	371,512	-
Total	2,889,240	-	2,888,445	795

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investments	485,736	481,642	4,094	-
Available for sale investments	2,574,546	2,549,226	24,674	646
Derivatives	2,238,647	-	2,216,306	22,341
Guarantee deposits (margin accounts)	323,767	323,767	-	-
Total	5,622,696	3,354,635	2,245,074	22,987

Liabilities
Derivatives	2,139,488	-	2,139,481	7
Guarantees received (margin accounts)	408,313	408,313	-	-
Total	2,547,801	408,313	2,139,481	7

The following table presents assets or liabilities which are not measured at fair value in the statement of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortised cost, net	30,575,611	-	-	30,575,611
Total	30,575,611	-	-	30,575,611
Liabilities
Deposits and interbank borrowings	23,770,106	-	23,770,106	-
Issued debt instruments and other financial liabilities	8,605,135	-	8,605,135	-
Total	32,375,241	-	32,375,241	-

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Loans and accounts receivable from customers and interbank loans, net	28,518,929	-	-	28,518,929
Total	28,518,929	-	-	28,518,929
Liabilities
Deposits and interbank borrowings	20,887,959	-	20,887,959	-
Issued debt instruments and other financial liabilities	7,487,591	-	7,487,591	-
Total	28,375,550	-	28,375,550	-

The fair values of others assets and other liabilities approximate their carrying values.

The methods and assumptions to estimate the fair value are defined below:

- Loans and amounts due from credit institutions and from customers – Fair value are estimated for groups of loans with similar characteristics, The fair value was measured by discounting estimated cash flow using the interest rate of new contracts, That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk free interest rate are incorporated to the risk free yield curve in order to calculate the loan portfolio fair value, In terms of behavior assumptions, it is important to underline that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.

- Deposits and interbank borrowings – The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities, For variable-rate deposits, the carrying amount was considered to approximate fair value.

- Issued debt instruments and other financial liabilities – The fair value of long-term loans were estimated by cash flow discounted at the interest rate offered on the market with similar terms and maturities.

The valuation techniques used to estimate each level are defined in Note 1.j)

There were no transfer between levels 1 and 2 for the year ended December 31, 2018 and 2017.

The table below shows the effect, at December 31, 2018 and 2017, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation, This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2018
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(2.3)	2.3
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

As of December 31, 2017
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(1.3)	1.3
Available for sale investments	Internal rate of return method	BR UF (2)	-	-

(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate), Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds), The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2018 and 2017:

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2018	22,987	7

Total realized and unrealized profits (losses)
Included in statement of income	(10,769)	(802)
Included in other comprehensive income	25	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2018	12,193	-

Total profits or losses included in comprehensive income for 2018 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2017	(10,794)	(802)

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2017	40,034	43

Total realized and unrealized profits (losses)
Included in statement of income	(17,035)	(36)
Included in other comprehensive income	(12)	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2017	22,987	7

Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	(17,047)	(36)

The realized and unrealized profits (losses) included in comprehensive income for 2018 and 2017, in the assets and liabilities measured at fair value on a recurrent basis through unobservable market data (Level 3) are recorded in the Statement of Comprehensive Income.

The potential effect as of December 31, 2018 and 2017 on the valuation of assets and liabilities valued at fair value on a recurrent basis through unobservable significant inputs (level 3), generated by changes in the principal assumptions if other reasonably possible assumptions that are less or more favorable were used, is not considered by the Bank to be significant.

The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2018 and 2017:

	As of December 2018
	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	1,947,726	-	1,947,726	1,152,909	3,100,635
Investments under resale agreements	-	-	-	-	-
Loans and accounts receivable at amortised cost, net	-	-	-	29,331,539	29,331,539
Total	1,947,726	-	1,947,726	30,484,448	32,432,174
Liabilities
Financial derivative contracts	1,735,555	-	1,735,555	782,173	2,517,728
Investments under resale agreements	48,545	-	48,545	-	48,545
Deposits and interbank borrowings	-	-	-	23,597,862	23,597,862
Total	1,784,100	-	1,784,100	24,380,035	26,164,135
	As of December 2017

	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	2,029,657	-	2,029,657	208,990	2,238,647
Obligations under repurchase agreements	-	-	-	-	-
Loans and accounts receivable from customers, and Interbank loans, net	-	-	-	26,934,757	26,934,757
Total	2,029,657	-	2,029,657	27,143,747	29,173,404
Liabilities
Financial derivative contracts	1,927,654	-	1,927,654	211,834	2,139,488
Investments under resale agreements	268,061	-	268,061	-	268,061
Deposits and interbank borrowings	-	-	-	21,380,467	21,380,467
Total	2,195,715	-	2,195,715	21,592,301	23,788,016

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate, In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts,

	As of December 31, 2018		As of December 31, 2017
Financial derivative contracts	Assets	Liability	Assets	Liability
	MM$	MM$	MM$	MM$

Financial derivative contracts with collateral agreement threshold equal to zero	2,639,835	2,133,149	1,898,220	1,773,471

Financial derivative contracts with non-zero threshold collateral agreement	344,520	262,683	221,030	316,840

Financial derivative contracts without collateral agreement	116,280	121,896	119,397	49,177
Total	3,100,635	2,517,728	2,238,647	2,139,488